Accounts Receivable and Contract Assets	12 Months Ended
Dec. 31, 2024
Accounts Receivable and Contract Assets [Abstract]
Accounts receivable and contract assets

4. Accounts receivable and contract assets

Accounts receivables and contract assets consisted of the following as of December 31, 2024 and 2023:

	2024	2023
	In thousands of USD
Accounts receivables	$3,553	$3,659
Contract assets	710	804
Total	$4,263	$4,463

There was no allowance for credit losses recognized as of December 31, 2024 and 2023, respectively. The accounts receivable amounted to $4,262,846 was fully collected till report date.